Basis of presentation - IFRS 16 - impact of adoption on previously reported amounts (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	€ 28,608		€ 26,307
Prepaid expenses and other assets	535		266
Total Non-current assets	63,112		58,581
Prepaid expenses and other assets	524		418
Assets held for sale	376		4,801
Total Current assets	34,932		38,292
Assets	98,044		96,873
Equity	28,675		24,903	€ 21,008	€ 19,353
Borrowings	12,901	€ 15,597	14,528	17,971
Long-term debt	8,025		8,667
Other liabilities	2,426		2,452
Total Non-current liabilities	26,015		25,496	28,043	35,521
Short-term debt and current portion of long-term debt	4,876		5,861
Other liabilities			19,934	22,199	28,976
Other liabilities	6,788		7,057
Liabilities held for sale	236		2,931
Total Current liabilities	43,354		46,474	47,269	49,469
Total Equity and liabilities	98,044		96,873
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment			26,307
Prepaid expenses and other assets			266
Non-current assets not impacted by IFRS 16			32,008
Total Non-current assets			58,581
Prepaid expenses and other assets			418
Assets held for sale			4,801
Current assets not impacted by IFRS 16			33,073
Total Current assets			38,292
Assets			96,873
Equity			24,903	20,987
Long-term debt			8,667
Other liabilities			2,452
Non-current liabilities not impacted by IFRS 16			14,377
Total Non-current liabilities			25,496	28,043	35,521
Short-term debt and current portion of long-term debt			5,861
Other liabilities			19,934	22,199	28,976
Other liabilities			7,057
Liabilities held for sale			2,931
Current liabilities not impacted by IFRS 16			30,625
Total Current liabilities			46,474	€ 47,269	€ 49,469
Total Equity and liabilities			96,873
increase (decrease) due to application of IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment		1,069
Prepaid expenses and other assets		(3)
Non-current assets not impacted by IFRS 16		0
Total Non-current assets		1,066
Prepaid expenses and other assets		(2)
Assets held for sale		261
Current assets not impacted by IFRS 16		0
Total Current assets		259
Assets		1,325
Equity		0
Long-term debt		903
Other liabilities		(3)
Non-current liabilities not impacted by IFRS 16		0
Total Non-current liabilities		900
Short-term debt and current portion of long-term debt		166
Other liabilities		(2)
Liabilities held for sale		261
Current liabilities not impacted by IFRS 16		0
Total Current liabilities		425
Total Equity and liabilities		1,325
As adjusted [Member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment		27,376
Prepaid expenses and other assets		263
Non-current assets not impacted by IFRS 16		32,008
Total Non-current assets		59,647
Prepaid expenses and other assets		416
Assets held for sale		5,062
Current assets not impacted by IFRS 16		33,073
Total Current assets		38,551
Assets		98,198
Equity		24,903
Long-term debt		9,570
Other liabilities		2,449
Non-current liabilities not impacted by IFRS 16		14,377
Total Non-current liabilities		26,396
Short-term debt and current portion of long-term debt		6,027
Other liabilities		7,055
Liabilities held for sale		3,192
Current liabilities not impacted by IFRS 16		30,625
Total Current liabilities		46,899
Total Equity and liabilities		€ 98,198
Lease liabilities
Disclosure of initial application of standards or interpretations [line items]
Borrowings	1,640		261
Long-term debt	1,280		205
Short-term debt and current portion of long-term debt	€ 360		€ 56